OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
Tax payables	$ 10,272	$ 4,935
Hedging transactions payables	3,040	0
Interest payable on debt	588	868
Others	2,109	2,102
Total other current liabilities	$ 16,009	$ 7,905